Measurement of financial assets and liabilities - Transfers between levels (Details) - At fair value $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Financial instruments
Transfers into level 3	$ 0
Level 2
Financial instruments
Transfers out of level 3	0
Equity and debt securities
Financial instruments
Transfers from level 1 to level 2	940
Transfers from level 2 to level 1	$ 2,007